Other operating expenses and revenues - Other Operating income (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other net [Line Items]
Reversal of Supplemental fund retirement deferred	$ 5,414
Other income		$ 3,406	$ 279
Other operating income	$ 5,414	$ 3,406	$ 279